Debt - Senior Credit Facility (Details) - Senior Credit Facility - USD ($)	1 Months Ended	3 Months Ended
	May 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit facility
Debt Instrument [Line Items]
Borrowing capacity	$ 75,000,000.0
Availability, period from maturity of subordinated debt	91 days
Availability, subordinated debt	$ 7,500,000
Commitment potential increase	50,000,000.0
Commitment potential reduction	$ 25,000,000.0
Termination notice period	15 days
Fixed Charge Coverage Ratio	1.00
Amount outstanding		$ 17,100,000	$ 17,100,000	$ 15,300,000
Debt issuance costs incurred	$ 400,000
Interest rate		2.73%	3.09%	4.89%
Total Debt, non-current		$ 17,100,000	$ 17,100,000	$ 15,300,000
Credit facility | Federal Funds Rate | Variable rate component one
Debt Instrument [Line Items]
Spread plus (minus) on variable interest rate	0.50%	0.50%
Credit facility | London Interbank Offered Rate (LIBOR) | Variable rate component one
Debt Instrument [Line Items]
Spread plus (minus) on variable interest rate	1.00%	1.00%
Credit facility | London Interbank Offered Rate (LIBOR) | Minimum | Variable rate component two
Debt Instrument [Line Items]
Spread plus (minus) on variable interest rate	1.50%
Credit facility | London Interbank Offered Rate (LIBOR) | Maximum | Variable rate component two
Debt Instrument [Line Items]
Spread plus (minus) on variable interest rate	3.00%
Credit facility | Base Rate | Minimum | Variable rate component two
Debt Instrument [Line Items]
Spread plus (minus) on variable interest rate	0.00%
Credit facility | Base Rate | Maximum | Variable rate component two
Debt Instrument [Line Items]
Spread plus (minus) on variable interest rate	1.50%
Letter of credit
Debt Instrument [Line Items]
Borrowing capacity	$ 10,000,000.0